EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	100,610,227	93,511,317	81,849,805	71,921,167	70,740,647	62,910,220
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,508,231,919	1,512,906,498	1,523,457,459	1,563,866,892	1,564,393,929	1,573,371,868
Unexercised options and other share-based plans (in shares)	88,896,428		91,632,045
Total diluted shares (in shares)	1,597,128,347		1,615,089,504
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,508,146,799		1,523,372,339
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120		85,120